Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investing activities
Additions to newbuildings, related party amount	$ 455	$ 116,445	$ 0
Purchase of vessels and equipment, related party amount	0	286,894	0
Financing activities
Proceeds from long-term debt, related party amount	0	62,975	0
Repayment of long-term debt, related party amount	0	413,600	0
Repayment of finance leases, related party amount	$ 29,059	$ 32,237	$ 47,181